Acquisitions, Divestitures, Equity-Method Investments and Assets and Liabilities Held for Sale, Licensing Arrangements and Research and Development and Collaborative Arrangements - Therachon Holding AG (Details) - Therachon Asset Acquisition [Member] - USD ($)
$ in Millions
		12 Months Ended	18 Months Ended
	Jul. 01, 2019	Dec. 31, 2018	Jul. 02, 2019
Business Acquisition [Line Items]
Upfront payment	$ 340
Maximum potential milestone payments	470
Percentage of shares acquired		3.00%
Payments to asset acquisition	317	$ 5
Fair value of consideration transferred			$ 322
Charge to research and development expenses in connection with asset acquisition	$ 337